Report for six months period ending:         /  /  (a)
                  or fiscal year ending:  04/06/07 (b)

Report for the transition period ending: 04/06/07  (c)
[If transition report also complete (a) or (b) above.]

Is this an amendment to a previous filing? (Y/N):                  N
                                                                 -------
                                                                  Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

   B.  File Number: 811-05023

   C.  Telephone Number: 727/299-7625

2. A.   Street: 100 Fountain Parkway

   B. City: St. Petersburg   C. State:FL    D. Zip Code: 33716   Zip Ext.: 1205

     E.  Foreign Country

3.  Is this the first filing on this form by Registrant? (Y/N)        N
                                                                    ------
                                                                     Y/N

4.  Is this the last filing on this form by Registrant? (Y/N)         Y
                                                                   -------
                                                                     Y/N

5. Is Registrant a small business investment company (SBIC)?(Y/N)    N
   [If answer is "Y" (Yes), complete only items 89 through 110.]   -----
                                                                    Y/N

6. Is Registrant a unit investment trust (UIT)?(Y/N)                 Y
  [If answer is "Y" (Yes), comply only items 111 through 132.]     -----
                                                                    Y/N

7.  A. Is Registrant a series or multiple portfolio company?(Y/N)    N
      [If answer is "N" (No), go to item 8.]                       -----
                                                                    Y/N

    B. How may separate series or portfolios did Registrant have at the end of the period?

For period  ending  04/06/07                      If filing more than one
File Number 811- 05023                            page x box:[ ]

111.     A. [ /]  Depositors Name:

         B. [ /]  File Number (If any):

         C. [ /]  City:            State:         Zip Code:          Zip Ext.:

            [ /]  Foreign Country:             Foreign Postal Code:

112.     A. [ /]   Sponsor Name:

         B. [ /]  File Number (If any):

         C. [ /]  City:            State:        Zip Code:           Zip Ext.:

            [ /]  Foreign Country:             Foreign Postal Code:

113.     A. [ /]  Trustee Name:

         B. [ /]  City:             State:       Zip Code:          Zip Ext.:

            [ /]  Foreign Country:             Foreign Postal Code:

114.     A. [ /]   Principal Underwriter Name:

         B. [ /]  File Number (If any):

         C. [ /]  City:            State:        Zip Code:         Zip Ext.:

            [ /]  Foreign Country:            Foreign Postal Code:

115.     A. [ /]  Independent Public Accountant Name:

         B. [ /]  City:        State:        Zip Code:             Zip Ext.:

            [ /]  Foreign Country:          Foreign Postal Code:

For period  ending  04/06/07            If filing more than one
File Number 811- 05023                  page x box:[ ]

116. Family of investment companies information:

     A. [ /  Is Registrant part of a family of investment companies?(Y/N)


     B. [ /] Identify the family in 10 letters
       (NOTE: In filing this form, use this identification consistently for all investment companies family. This designation is for purposes of this form only.)

117. A. [ /] Is Registrant a separate account of an insurance         ------
               company? (Y/N)                                          Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/]  Variable annuity contracts? (Y/N)                 --------
                                                                      Y/N

         C. [/] Scheduled premium variable life contracts?(Y/N)   ---------
                                                                     Y/N

          D.[/] Flexible premium variable life contracts? (Y/N)   ---------
                                                                    Y/N

          E.[/] Other types of insurance products registered
                under the Securities Act of 1933?(Y/N)            --------
                                                                   Y/N

118. [ /] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933


119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121.[/] State the number of series for which current prospectus was in existence at the end of the period

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period  ending  04/06/07                 If filing more than one
File Number 811- 05023                       page x box:[ ]


123. [/] State the total value of the additional units considered in answering
         item 122 ($000's omitted)                         $

124. [/] State the total value of units of prior  series that were placed in the portfolio of subsequent series during the current period (the value of the units is to be measured on the date they were placed in the
         subsequent series) ($000's omitted)               $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads. , if any, collected on units of a prior series placed in the portfolio of a subsequent
         series.) ($000's omitted)                       $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series during the current period (excluding distributions of realized gains, if any):

                                           Number of         Total Assets      Total Income
                                           Series             ($000's           Distributions
                                           Investing          omitted)         ($000's omitted)
A.  U.S. Treasury direct issue                                $                 $
B.  U.S. Government agency                                    $                 $
C.  State and municipal tax-free                              $                 $
D.  Public utility debt                                       $                 $
E.  Brokers of dealers debt or debt                           $                 $
of brokers' or dealers' parent
F.  All other corporate intermed, &                           $                 $
long-term debt
G.  All other corporate shot-term                             $                 $
debt
H.  Equity securities of brokers or                           $                 $
dealers or parents  of brokers or
dealers
I.  Investment company equity                  1              $7,056           $1,136
securities
J.  All other equity securities                               $                $
K.  Other securities
L.  Total assets of all series of Registrant.                 $7,056



For period  ending  04/06/07                      If filing more than one
File Number 811-05023                             page x box:[ ]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
          other than the issuer? (Y/N)                                --------
                                                                        Y/N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period?   (Y/N)                            -------
                                                                        Y/N

         [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees?  (Y/N)       --------
                                                                       Y/N

131.     Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)                 $1,107
                                                                      -------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-            811-                   811-                    811-
811-            811-                   811-                    811-
811-            811-                   811-                    811-
811-            811-                   811-                    811-
811-            811-                   811-                    811-
811-            811-                   811-                    811-

SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee) in the City of St. Petersburg and the State of Florida on the 19th day of June 2007.


                  Templeton Funds Retirement Annuity Separate Account
                       (Name of registrant, depositor or trustee)

                    BY:  /s/VICKIE S. NUZZO
                         ------------------------
                         Vickie S. Nuzzo
                         Senior Vice President
                         and Chief Operating Officer